Moderna Collaboration and License Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Estimated Revenue Expected to be Recognized in The Future Related to Performance Obligations

Transaction
price unsatisfied
Performance obligations:
Option rights	$41,250
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2024 (in thousands):

Transaction
price unsatisfied
Performance obligations:
Research and development	$35,301
Option rights	41,250
Total performance obligations	$76,551

Schedule of Changes in Deferred Revenue

The following table summarizes the changes in deferred revenue (in thousands):

	Six Months Ended June 30,
	2025	2024
Balance at the beginning of the period	$44,979	$46,413
Deferral of revenue	—	6,090
Recognition of deferred revenue	(3,729)	(10,594)
Balance at the end of the period	$41,250	$41,909

The following table summarizes the changes in deferred revenue (in thousands):

	Years Ended December 31,
	2024	2023
Balance at the beginning of the period	$46,413	$47,459
Deferral of revenue	16,198	13,873
Recognition of unearned revenue	(17,632)	(14,919)
Balance at the end of the period	$44,979	$46,413